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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED FEBRUARY 6, 2008

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Investor Class and Institutional Class shares, as applicable, of each of the Funds listed below:

AIM Multi-Sector Fund
AIM Select Real Estate Income Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM MULTI-SECTOR FUND" on page H-2 of the Statement of Additional Information. The following information is as of August 31, 2007 (except as noted):

                                                                    OTHER POOLED
                                                                     INVESTMENT         OTHER ACCOUNTS
                                            OTHER REGISTERED     VEHICLES MANAGED           MANAGED
                         DOLLAR RANGE     MUTUAL FUNDS MANAGED       (ASSETS IN           (ASSETS IN
                              OF          (ASSETS IN MILLIONS)        MILLIONS)            MILLIONS)
                          INVESTMENTS     --------------------   ------------------   -----------------
                            IN EACH       NUMBER OF              NUMBER OF            NUMBER OF
"PORTFOLIO MANAGER          FUND(1)        ACCOUNTS    ASSETS     ACCOUNTS   ASSETS    ACCOUNTS   ASSETS
-------------------     ---------------   ---------   --------   ---------   ------   ---------   ------
AIM MULTI-SECTOR FUND
Mark D. Greenberg       $10,001-$50,000       2       $  962.8        1      $117.4      None       None
John S. Segner          $10,001-$50,000       4       $2,395.5        1      $310.8        2      $ 30.2(2)
Michael J. Simon          $1-$10,000          9       $8,479.9      None      None      1,587     $467.2(2)
Derek Taner                   None            3       $1,815.1        4      $263.2      None       None
Warren W. Tennant (3)         None            5       $4,562.8      None      None       None       None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM Funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Mr. Tennant began serving as portfolio manager on AIM Multi-Sector Fund on February 4, 2008. Information for Mr. Tennant has been provided as of December 31, 2007."